Equity (Incentive Distribution Rights) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Aggregate percentage of general partner interest	2.00%
Minimum Quarterly Distribution [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit target amount	$ 0.2625
Minimum [Member] | First Target Distribution [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit target amount	0.2625
Minimum [Member] | Second Target Distribution [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit target amount	0.301875
Minimum [Member] | Third Target Distribution [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit target amount	0.328125
Minimum [Member] | Thereafter
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit target amount	0.393750
Maximum [Member] | First Target Distribution [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit target amount	0.301875
Maximum [Member] | Second Target Distribution [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit target amount	0.328125
Maximum [Member] | Third Target Distribution [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit target amount	$ 0.393750